LOANS, NET - Schedule of Composition of Gross Credit Balance (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LOANS, NET [Abstract]
Direct loans, Note 7(a)	S/ 148,629,098	S/ 144,319,245
Indirect loans, Note 18(a)	21,267,157	22,139,321
Due from customers on banker’s acceptances	345,906	528,184
Total	S/ 170,242,161	S/ 166,986,750